Financial Assets and Liabilities - Schedule Required to Comply Financial Covenants (Detail)	12 Months Ended
Dec. 31, 2021
Debentures 1St Issue [Member] | Cosan SA [member]
Disclosure of detailed information about borrowings [line items]
Ratios	2.26%
Debentures 1St Issue [Member] | Cosan Logistica [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt/EBITDA cannot exceed 4.00
Resolution 4131 | Comgas [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt/EBITDA cannot exceed 4.00
Ratios	1.59%
Brazilian National Economic and Social Development Bank [Member] | Comgas [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt/EBITDA cannot exceed 4.00
Ratios	1.59%
Brazilian National Economic and Social Development Bank [Member] | Rumo S.A. [member]
Disclosure of detailed information about borrowings [line items]
Triggers	EBITDA/Consolidated financial result not higher than or equal to 2.0
Ratios	4.91%
Debentures 5Th To 8Th Issues [Member] | Comgas [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt/EBITDA cannot exceed 4.00
Ratios	1.59%
Debentures fourth issue [member] | Comgas [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Short-term indebtedness/Total indebtedness cannot exceed 0.6
Ratios	0.34%
Senior notes due 2027 | Cosan SA [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt pro forma/EBITDA pro forma not higher than or equal to 3.5
Ratios	2.11%
Senior notes due 2029 | Cosan SA [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt pro forma/EBITDA pro forma not higher than or equal to 3.5
Ratios	2.11%
Senior notes due 2025 | Rumo S.A. [member]
Disclosure of detailed information about borrowings [line items]
Triggers	Net debt/EBITDA not higher than or equal to 3.3
Ratios	2.79%